COMMITMENTS AND CONTINGENCIES (Table)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements	Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2015 are as follows:
2016	$2,286
2017	1,258
2018	842

$4,386